Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Current taxes:
Current tax expenses	$ 13,747	$ 17,715		$ 8,061
Prior year taxes	66	(1,595)		0
Total current taxes	13,813	16,120		8,061
Deferred Tax Expense Income Abstract
Deferred tax expenses (income) in respect of the creation and reversal of temporary differences	16,606	11,241		13,052
Prior year taxes	(1,303)	0		0
Expenses (income) from the creation of deferred taxes in respect of losses and unused tax benefits	(10,841)	1,067		(8,170)
Total deferred taxes	4,462	12,308		4,882
Total expenses (income) from income taxes	$ 18,275	$ 28,428	[1]	$ 12,943	[1]

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.